INCOME TAXES - Deferred Taxes (Details) - CNY (¥)	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Mar. 31, 2016
Deferred income tax assets:
Tax loss carry forwards	¥ 14,082,622	¥ 32,272,023
Impairment loss of long-term investments	4,132,700
Accrued expenses and other payables	2,946,135	3,097,047
Property and equipment, net	551,634	226,604
Donation	250,000	250,000
Total gross deferred income tax assets	21,963,091	35,845,674
Less: valuation allowance	(21,275,591)	¥ (35,845,674)	¥ (26,584,197)	¥ (15,307,952)
Total deferred income tax assets, net	687,500
Deferred income tax liabilities:
Change in fair value of long-term investment	687,500
Total gross deferred income tax liabilities	¥ 687,500